Balance Sheet	Dec. 31, 2016 USD ($)
Assets:
Cash and cash equivalents	$ 1,180,918
Restricted Cash	70,200
Investments in finance leases, net	926,751
Investments in equipment subject to operating leases, net	318,703
Total Assets	2,496,572
Liabilities:
Accounts payable and accrued liabilities	90,602
Loan payable	1,000
Distributions payable to Limited Partners	40,088
Distributions payable to General Partner	401
Subscriptions received in advance	70,173
Deferred revenue	11,647
Total Liabilities	213,911
Member's/Partners' Equity:
Limited Partners	2,285,710
General Partner	(3,049)
Total Equity	2,282,661
Total Liabilities and Member's/Partners' Equity	2,496,572
SQN AIF V GP, LLC [Member]
Assets:
Cash and cash equivalents	1,180,918
Restricted Cash	70,200
Investments in finance leases, net	926,751
Investments in equipment subject to operating leases, net	318,703
Total Assets	2,496,572
Liabilities:
Accounts payable and accrued liabilities	90,602
Distributions payable to Limited Partners	40,088
Subscriptions received in advance	70,173
Deferred revenue	11,647
Total Liabilities	212,510
Member's/Partners' Equity:
Total Member's (Deficit) Equity	(1,648)
Non controlling interest in consolidated entity	2,285,710
Total Equity	2,284,062
Total Liabilities and Member's/Partners' Equity	$ 2,496,572